VESSEL (Tables)	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2012	2011
Cost	86,716	86,716
Accumulated depreciation	(43,270)	(40,404)
	43,446	46,312